SUBSIDIARIES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SUBSIDIARIES

22 SUBSIDIARIES

The Group’s subsidiaries on September 30, 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal place of business. Particulars of the subsidiaries as of September 30, 2025 are as follows:

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (March 31, 2025: 19,907 ordinary shares issued)	Direct 100% (March 31, 2025: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (March 31, 2025: 1,000 Class A Units of $10 each)	Indirect 100% (March 31, 2025: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (March 31, 2025: Ordinary shares of 1 pence each)	Indirect 100% (March 31, 2025: 100%)
Diginex MENA Limited*	Abu Dhabi	Inactive	100 ordinary shares issued of $1 each. (March 31, 2025: N/A)	Direct 100%

*	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.